Note 17 - Operating Segments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
17.	Operating segments

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions, being the biopharmaceutical segment. The Company’s singular focus is on advancing treatments for people living with rare diseases, including FOP and MO, as well as other diseases.

All of the Company’s intangible assets are held in Canada. The Company’s property and equipment are held as follows:
80%
held in Canada and
20%
in the United States.